NORTHEAST
INVESTORS
GROWTH FUND
A NO-LOAD FUND
Annual Report
For the Period Ending
December 31, 2002


Table of Contents
Letter to Shareholders                                                  1
Portfolio Transactions                                                  2
Fund Performance                                                        4
Investment Sectors                                                      6
Schedule of Investments                                                 7
Financial Statements                                                    13
Notes to the Financial Statements                                       10
Report of Independent Accountants                                       19
Trustees & Officers                                                     20


Dear Fellow Shareholders:
The year 2002 was the third consecutive negative one for equity prices and our third consecutive down year as well. In fact, by a rough estimate, the past three years have eliminated the positive returns of 1998 and 1999 putting us - and the market in general - about where we were at the end of 1997. Embodied in these disappointing years was a necessary correction of the internet bubble, a broad recession and profit slowdown, and finally scandals that questioned the integrity of financial statements. And most recently, the uncertainty of war with Iraq has negatively impacted the economy and the capital markets.

Northeast Investors Growth Fund is, as the name implies, a growth fund. Since inception in 1980, we have purchased larger companies - well-known companies - that produce useful products affecting our everyday life. We have not altered this game plan or style, which is an important fact for you, our fellow shareholders, to know. In these recent difficult years, we have rebalanced positions, added some new names, sold disappointing performers and held onto those investments where we believe the future remains bright. Our turnover ratio, about 26%, speaks to this consistent approach.

Because interest rates are so low, we have used borrowed money to make additional investments more than we otherwise might. Our borrowing costs have run about 2%. These extra funds available for investment should garner good returns whenever the market moves into positive territory.
I hope you will spend a minute reviewing this report to familiarize yourself once again with our largest holdings and all the investments in general.
As the largest individual shareholder, I am disappointed with our results and the direction of the market over the past three years. However great this disappointment, we are not changing our investment approach, or style, as these companies are the best the country has produced, and should do well, once again, when our economy and the markets begin to move.

                                Yours sincerely,


                                William A. Oates, Jr.
                                President
February 10, 2003


Portfolio Transactions
January 1, 2002 - December 31, 2002
Additions to Existing Holdings

                                                Additions               Now Own
3M Co.*                                         8,000                   31,700
Amgen, Inc.                                     2,750                   39,000
BP Amoco, PLC                                   6,000                   51,200
Cabot Corp.                                     9,000                   82,000
Walt Disney Co.                                58,000                  261,000
Eaton Vance Corp.                              15,000                  197,000
First Data Corporation                         53,500                  107,000
FleetBoston Financial Corp.                     6,000                  143,634
General Electric Co.                           48,000                  173,800
Gillette Co.                                   16,000                   81,000
International Business Machines Corp.           8,600                   54,800
Mellon Financial Corp.                         45,500                  155,500
Procter & Gamble Co.                            5,800                   39,800
Whole Foods Market, Inc.                        4,700                   56,200

New Holdings
                                                                        Now Own
Abbott Laboratories                                                     73,000
Anthem, Inc.                                                            18,500
Best Buy Co., Inc.                                                      51,000
Brown-Forman Corp., Class B                                             22,800
Chubb Corp.                                                             32,500
Lowe's Companies, Inc.                                                  46,500
Schering-Plough Corp.                                                  101,600
United Parcel Service, Inc.                                             37,500

Eliminations/Reductions of Holdings
                                                Sold                    Now Own
American Express Co.                            62,000                  35,500
American Home Products                          44,000                       0
American International Group                    14,000                  53,569
Bristol Myers Squibb Co.                         1,000                  69,800
ChevronTexaco Corp.                              5,700                  28,500
Cisco Systems, Inc.                            150,000                       0
Citigroup, Inc.                                 91,600                  44,000
Coca Cola Co.                                   39,000                       0
Corning, Inc.                                  290,000                       0
Cox Communications, Inc.                        18,400                  66,000
Eli Lilly & Co.                                 11,600                  36,900
Exxon Mobil Corp.                               25,000                 129,882
Fifth Third Bancorp                             24,500                  79,050
Goldman Sachs Group                             41,000                       0
Home Depot, Inc.                                72,075                       0
Intel Corp.                                     25,000                 154,400
Intuit, Inc.                                    20,000                  27,500
John Hancock Financial Services                 25,000                 148,000
Johnson & Johnson                               38,200                  61,400
McGraw-Hill Companies, Inc.                     52,300                       0
Medtronic, Inc.                                  3,000                  39,800
Merck & Co., Inc.                               23,500                  60,400
Microsoft Corp.                                 17,200                 114,000
Northern Trust Corp.                            63,000                       0
Pepsico                                         19,500                  54,100
Pfizer, Inc.                                     1,000                 155,731
State Street Corp.                              30,000                 135,400
Sysco Corp.                                     20,000                  72,000
Texas Instruments, Inc.                        115,000                       0
Tyco International, Inc.                        44,500                       0
United Technologies, Inc.                       24,000                       0
Viacom, Inc. Class A                            20,000                  46,000
Wal-Mart Stores, Inc.                           25,000                  97,600
* Results of Name Change
~ Results of Stock Split

Average Annual Total Return
One year ended December 31, 2002                                        -22.67%
Five years ended December 31, 2002                                       -1.27%
Ten years ended December 31, 2002                                         8.41%

The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding years to the cumulative total share return on the Standard & Poor's 500 Index. Assuming an investment of $10,000 in both at their closing prices on January 1, 1993 and reinvestment of dividends and capital gains. For management's discussion of the Growth Fund's 2002 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.

Table Omitted

                        1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
Northeast
Investors             $10,244 $10,237 $13,969 $17,406 $23,894 $31,861 $41,142 $34,987 $28,987 $22,415
Growth
Fund

Standard
& Poor's              $10,992 $11,133 $15,265 $18,727 $24,926 $31,990 $38,721 $35,197 $31,016 $24,161
500 Index


Returns and Per Share Data (Year ended 12/31)

                                        Year Ended December 31,
                        1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
Net Asset Value         8.37    8.13    10.59   12.15   15.84   20.47   26.08   20.23   15.43   11.91
Income Dividend         0.07    0.06     0.07    0.05    0.06    0.05    0.02    0.00    0.00    0.02
Capital Gains Dist.     1.49    0.17     0.44    0.98    0.77    0.55    0.31    2.05    1.44    0.00
NEIG Return (%)         2.44   -0.07    36.46   24.60   37.28   33.34   29.13  -14.96  -17.15  -22.67
S&P 500 Return (%)      9.92    1.28    37.12   22.68   33.10   28.34   21.04   -9.10  -11.88  -22.10

Table Omitted



Ten Largest Investment Holdings
December 31, 2002
Ten Largest Investment Holdings
                                                                  Market
                                                Cost              Value
Microsoft Corp.                                 $7,553,639      $5,893,800
Eaton Vance Corp.                                3,793,996       5,565,250
State Street Corp.                               4,629,307       5,280,600
Wal-Mart Stores, Inc.                            3,997,634       4,929,776
Pfizer, Inc.                                     5,786,006       4,760,697
Fifth Third Bancorp                              3,871,368       4,628,377
Exxon Mobil Corp.                                4,943,843       4,538,077
Walt Disney Co.                                  6,170,360       4,256,910
International Business Machines Corp.            5,485,980       4,247,000
General Electric Co.                             6,238,135       4,232,030

Investment Sectors As a Percentage of Net Assets
Integrated Oil & Gas                                                    8.06%
Pharmaceuticals                                                        17.28%
Computer Systems                                                        3.37%
Banks                                                                  14.90%
Other                                                                  35.78%
Movies & Entertainment                                                  4.87%
Multi-line Insurance                                                    5.25%
Financial Service                                                      13.85%
Computer
Software                                                                5.70%
Retail                                                                  3.91%

Market value of securities equals 112.97% of Net Assets.

Chart Omitted

Schedule of Investments 12/31/2002
                                                        Number                  Market
Common Stocks                                           of                      Value
Name of Issuer                                          Shares                  (Note B)

Banks - 14.90%
Bank One Corp.                                          82,000                  $ 2,997,100
Fifth Third Bancorp.                                    79,050                    4,628,377
FleetBoston Financial Corp.                            143,634                    3,490,306
Mellon Financial Corp.                                 155,500                    4,060,105
Zions Bancorporation#                                   91,400                    3,596,499
                                                                                -----------
                                                                                 18,772,387
Beverage Softdrink - 1.81%
PepsiCo, Inc.                                           54,100                    2,284,102

Beverage Wine/Spirit - 1.18%
Brown-Forman Corp., Class B                             22,800                    1,490,208

Biotechnology - 1.50%
Amgen, Inc.~                                            39,000                    1,885,260

Broadcast Cable TV - 1.49%
Cox Communications, Inc.~                               66,000                    1,874,400

Computer & Electronics - 0.98%
Best Buy Co., Inc.~                                     51,000                    1,231,650

Computer Systems - 3.37%
International Business Machines Corp.                   54,800                    4,247,000

Computer Software & Services - 5.70%
Intuit, Inc.~                                           27,500                    1,290,300
Microsoft Corp.~                                       114,000                    5,893,800
                                                                                  ---------
                                                                                  7,184,100
Conglomerate - 3.36%
General Electric Co.                                   173,800                    4,232,030

Distributors - 1.70%
Sysco Corp.                                             72,000                    2,144,880

Diversified Chemical - 1.73%
Cabot Corp.                                             82,000                    2,176,280

Electronic Semi-Conductor - 2.59%
Analog Devices                                          36,000                      859,320
Intel Corp.                                            154,400                    2,404,008
                                                                                  ---------
                                                                                  3,263,328

Financial Services - 13.85%
American Express Co.                                    35,500                  $ 1,254,925
Citigroup, Inc.                                         44,000                    1,548,360
Eaton Vance Corp.                                      197,000                    5,565,250
First Data Corp.                                       107,000                    3,788,870
State Street Corp.                                     135,400                    5,280,600
                                                                                  ---------
                                                                                 17,438,005
Food Retail - 2.35%
Whole Foods Market, Inc.                                56,200                    2,963,426

Home Improvement Retail - 1.38%
Lowe's Companies, Inc.                                  46,500                    1,743,750

Household Products - 2.71%
Proctor & Gamble Co.                                    39,800                    3,420,412

Integrated Oil & Gas - 8.06%
B P Amoco, PLC                                          51,200                    2,081,280
ChevronTexaco Corp.                                     28,500                    1,894,680
Exxon Mobil Corp.                                      129,882                    4,538,077
Royal Dutch Petroleum                                   37,200                    1,637,544
                                                                                  ---------
                                                                                 10,151,581

Industrial Services/Manufacturing -3.10%
3M Co.                                                  31,700                    3,908,610

Life & Health Insurance - 3.28%
John Hancock Financial Services                        148,000                    4,129,200

Medical Products - 1.44%
Medtronic, Inc.                                         39,800                    1,814,880

Movies & Entertainment - 4.87%
Viacom, Inc. Class A                                    46,000                    1,877,260
Walt Disney Co.                                        261,000                    4,256,910
                                                                                  ---------
                                                                                  6,134,170

Multi-Line Insurance - 5.25%
American International Group                            53,569                    3,098,967
Berkshire Hathaway, Inc., Class B                        1,450                    3,513,350
                                                                                  ---------
                                                                                  6,612,317

Pharmaceuticals/Drug - 17.28%
Abbott Laboratories                                     73,000                    2,920,000
Anthem, Inc.                                            18,500                    1,163,650
Bristol Myers Squibb Co.                                69,800                    1,615,870
Eli Lilly & Co.                                         36,900                    2,343,150
Johnson & Johnson                                       61,400                    3,297,794
Merck & Co., Inc.                                       60,400                    3,419,244
Pfizer, Inc.#                                          155,731                    4,760,697
Schering-Plough Corp.                                  101,600                    2,255,520
                                                                                  ---------
                                                                                 21,775,925

Property & Casualty - 1.35%
Chubb Corp.                                             32,500                    1,696,500

Retail General - 3.91%
Wal-Mart Stores, Inc.                                   97,600                    4,929,776

Toiletries/Cosmetics - 1.95%
Gillette Co.                                            81,000                    2,459,160

Transportation - 1.88%
United Parcel Service, Inc.#                            37,500                    2,365,500

Total Common Stocks - 112.97% - (Cost- $154,252,197)                           $142,328,837

Cash Equivalents
Goldman Sachs Financial Square Prime Money Market Fund -
1.304%                                               2,665,500                    2,665,500
Merrimac Cash Fund - Premium Class - 1.422%          5,000,000                    5,000,000
                                                                                  ---------
Total Cash Equivalents - 6.09% (Cost-$7,665,500)                                $ 7,665,500

Total Investment Portfolio - 119.06% (Cost-$161,917,697)                        149,994,337

Net Other Assets - (19.06%)                                                     (24,008,614)

Total Net Assets - 100.00%                                                      $125,985,723

* All or a portion of this security is pledged to collateralize short-term borrowings
~ Non-income producing security
# Currently out on loan
+ Security held as collateral for securities on loan. The rate quoted is the annualized seven-day yield of the fund at period end. (See Note I)
The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
December 31, 2002
Assets

Investments-at market value (including securities loaned of $7,401,266)
(cost $161,917,697) - see note I                                $149,994,337
Dividends receivable                                                 288,658
Receivable for shares of beneficial interest sold                     39,578
                                                                ------------
Total Assets                                                    $150,322,573

Liabilities

Short-term borrowing                                             $16,059,320
Collateral on securities loaned, at value - see note I             7,665,500
Payable for shares of beneficial interest repurchased                423,306
Accrued investment advisory fee                                       64,937
Accrued expenses                                                     123,787
                                                                ------------
Total Liabilities                                                 24,336,850

Net Assets                                                      $125,985,723

Net Assets Consist of:

Capital paid-in                                                 $151,127,200
Undistributed net investment income                                    8,153
Accumulated net realized loss                                    (13,226,270)
Net unrealized depreciation of investments                       (11,923,360)
                                                                ------------
Net Assets                                                      $125,985,723


Net Asset Value, offering price and redemption price per share        $11.91
($125,985,723/10,584,438 shares)                                      ------


The accompanying notes are an integral part of the financial statements.

Statement of Operations

Year Ended December 31, 2002

Investment Income
Dividend income                                                 $2,237,083
Other income                                                        13,538
                                                                ----------
Total Income                                                     2,250,621

Expenses
Investment advisory fee                                           $864,649
Administrative expenses and salaries                               379,907
Interest expense                                                   321,002
Computer and related expenses                                       91,258
Printing, postage, and stationary                                   81,500
Legal fees                                                          74,220
Audit fees                                                          42,040
Registration and filing fees                                        40,150
Insurance                                                           31,728
Trustee fees                                                        20,000
Commitment fee                                                      16,392
Telephone expense                                                   10,650
Custodian fees                                                       8,746
Miscellaneous fees                                                   8,702
                                                                 ---------
Total Expenses                                                   1,990,944

Net Investment Income                                              259,677

Realized and Unrealized Gain (Loss) on Investments

Net realized loss from investment transactions                  (3,378,604)
Change in unrealized appreciation(depreciation) of investments (36,690,613)
Net realized and unrealized loss on investments                (40,069,217)
                                                              -------------
Net Decrease in Net Assets Resulting from Operations          $(39,809,540)
                                                              -------------

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
                                                        Year Ended                      Year Ended
                                                        December 31,                    December 31,
                                                        2002                            2001
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)                            $259,677                        $(101,735)
Net realized gain (loss) from investment transactions (3,378,604)                      (9,847,666)
Change in unrealized appreciation/(depreciation)
of investments                                       (36,690,613)                     (34,850,044)
                                                     ------------                     ------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                            (39,809,540)                     (44,799,445)

Distributions to Shareholders
        From net investment income                      (251,524)                            -
        From net realized gains on investments              -                         (17,855,321)
                                                     ------------                     ------------
Total Distributions                                     (251,524)                     (17,855,321)

From Net Fund Share Transactions                     (21,171,251)                     (22,349,357)
                                                     ------------                     ------------
Total Increase (Decrease) in Net Assets              (61,232,315)                     (85,004,123)
Net Assets:

Beginning of Period                                  187,218,038                      272,222,161

End of Period                                       $125,985,723                     $187,218,038
                                                    ------------                     ------------
The accompanying notes are an integral part of the financial statements.

Financial Highlights
                                                                                Year Ended December 31,
                                        2002            2001            2000            1999            1998
Per Share Data

Net Asset Value:
Beginning of Period                     $15.43          $20.23          $26.08          $20.47          $15.84
Income From Investment
Operations:
Net investment gain(loss)                 0.02           (0.01)          (0.09)           0.01            0.05
Net realized and unrealized gain
(loss) on investment                     (3.52)          (3.35)          (3.71)           5.93            5.18
                                         ------          ------          ------           ----            ----
Total from investment operations         (3.50)          (3.36)          (3.80)           5.94            5.23

Less Distributions:
Net investment income                    (0.02)           0.00            0.00           (0.02)          (0.05)
Capital gain                              0.00           (1.44)          (2.05)          (0.31)          (0.55)
                                         ------          ------          ------          ------          ------
Total Distributions                      (0.02)          (1.44)          (2.05)          (0.33)          (0.60)
Net Asset Value:
End of Period                            $11.91          $15.43         $20.23           $26.08         $20.47

Total Return                             -22.67%         -17.15%        -14.96%           29.13%         33.34%

Ratios & Supplemental Data
Net assets end of period
(in millions)                           $125,986        $187,218        $272,222         $357,650       $211,259
Ratio of operating expenses to
average net assets (includes interest
expenses)                                 1.31%           1.14%           0.97%            0.85%         0.94%
Ratio of interest expense to
average net assets                        0.21%           0.14%           0.22%            0.10%         0.12%
Ratio of net investment income
to average net assets                     0.17%          -0.05%          -0.34%            0.03%         0.44%

Portfolio turnover rate                    26%             30%             33%              31%           19%

# All per share data as of December 31, 1996 and earlier has been restated to reflect a 3 to 1 stock split effective September 25, 1997

Average share method used to calculate per share data

Financial Highlights
                                                        Year Ended December 31,
                                        1997            1996            1995            1994            1993
Net Asset Value:
Beginning of Period                     $12.15          $10.59          $8.13           $8.37           $9.70
Income From Investment
Operations:
Net investment gain(loss)                 0.06            0.05           0.07            0.06            0.07
Net realized and unrealized gain
(loss) on investment                      4.46            2.54           2.90           (0.07)           0.16
                                         -----           -----          -----           ------          -----
Total from investment operations          4.52            2.59           2.97           (0.01)           0.23

Less Distributions:
Net investment income                    (0.06)          (0.05)         (0.07)          (0.06)          (0.07)
Capital gain                             (0.77)          (0.98)         (0.44)          (0.17)          (1.49)
                                         ------          ------         ------          ------          ------
Total Distributions                      (0.83)          (1.03)         (0.51)          (0.23)          (1.56)
Net Asset Value:
End of Period                           $15.84           $12.15         $10.59           $8.13           $8.37

Total Return                             37.28%           24.60%         36.46%          -0.07%           2.44%

Ratios & Supplemental Data
Net assets end of period
(in millions)                           $108,590         $60,275        $48,337         $35,459         $38,694
Ratio of operating expenses to
average net assets (includes interest
expenses)                                0.97%            1.21%          1.37%            1.53%           1.45%
Ratios of interest expense to
average net assets                       0.02%              -              -                -               -
Ratio of net investment income
to average net assets                    0.45%             0.47%         0.74%             0.74%           0.62%
Portfolio turnover rate                   16%               25%           27%               26%             35%

All per share data as of December 31, 1996 and earlier has been restated to reflect a 3 to 1 stock split effective September 25, 1997
Average share method used to calculate per share data



Notes to Financial Statements

Note A - Organization
Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund's objective is to produce long term growth for its shareholders.

Note B - Significant Accounting Policies

Significant accounting policies of the Fund are as follows:

Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value. Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.

Security Transactions: Investment security transactions are recorded on the date of purchase or sale. Net realized gain or loss on sales of investments is determined on the basis of identified cost.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



Note C - Investment Advisory and Service Contract and Affiliated Expenses

The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John C. Emery and Michael Baldwin are officers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Fund pays expenses, including the salaries of employees engaged activities, related to its role as transfer, dividend paying and shareholder servicing agent.

Note D - Purchases and Sales of Investments
The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $43,221,668 and $68,498,476, respectively, for the year ended December 31, 2002.

Note E - Shares of Beneficial Interest
At December 31, 2002, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:

                                       2002                                     2001
                                Shares          Amount                  Shares      Amount
Shares sold                   2,325,562      $32,176,655              1,177,198   $19,207,676
Shares issued to shareholders
in reinvestment of
distributions from net
investment income and
realized gains from security
transactions                     17,697          219,978                983,036    16,426,519
                               ---------       -----------            ---------    ----------
                                2,343,259      $32,396,633            2,160,234   $35,634,195
Shares repurchased             (3,894,744)    $(53,567,884)          (3,482,908) $(57,983,552)
                               -----------    -------------          -----------  ------------
Net increase                   (1,551,485)    $(21,171,251)          (1,322,674) $(22,349,357)


Note F - Repurchase Agreement
On a daily basis, the Fund invests any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note G - Committed Line of Credit
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. The Fund has entered an agreement which enables the Fund to borrow up to $25,000,000 from an unsecured line of credit State Street Bank and Trust. At December 31, 2002, the Fund had unused lines of credit amounting to $8,940,680. In addition the fund pays a commitment fee of 0.12% per annum, payable at the end of each quarter based on the unused portion of the line of credit.

The following information relates to aggregate short-term borrowings during the year ended December 31, 2002:

Average amount outstanding (total of daily outstanding principal balances
divided by number of days during the period)                        $12,330,290
Weighted average interest rate (actual interest expense on short-term borrowing
divided by average short-term borrowings outstanding)                      2.60%

Note H - Additional Tax Information
The tax character of distributions paid during the fiscal year ended December 31, 2002 was as follows:
Ordinary income                                                        $251,524

As of December 31, 2002, the components of accumulated earnings (losses) on a tax basis were as follows:
Undistributed (distributions in excess of) ordinary income-net          $ 8,012
Capital loss carryforward                                            (9,087,084)
Timing Differences (post October losses)                             (4,109,643)
Unrealized gains (losses)-net                                       (11,952,762)
                                                                   -------------
Total accumulated earnings (losses-net)                            $(25,141,477)

Capital loss carryforward year of expiration                              (2009)

At December 31, 2002 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost                                                           $161,947,099
Gross unrealized gain                                                 9,407,444
Gross unrealized loss                                               (21,360,206)
								   -------------
Net unrealized security gain (loss)                                $(11,952,762)


Note I - Securities Lending
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31, 2002, the value of securities loaned and the value of collateral was $7,401,266 and $7,665,500, respectively. During the year ended December 31, 2002, income from securities lending amounted to $7,817. The value of loaned securities and cash collateral at period end are disclosed on the Fund's statement of assets and liabilities.


Report of Independent Accountants
To the Shareholders and Trustees of Northeast Investors Growth Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Northeast Investors Growth Fund (the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management;
our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003


Trustees and Officers

The Trustees of Northeast Investors Growth Fund are William A. Oates Jr., Ernest E. Monrad, Robert B. Minturn, John C. Emery, and Michael Baldwin. Under Massachusetts law, the Trustees are generally responsible for the management of Northeast Investors Growth Fund. The following table provides certain information about the Fund's Trustees and Officers:

The Statement of Additional Information (SAI) contains additional information about the trustees and is available without charge upon request by calling the Fund at 1-800-225-6704.

                                                                                Principal
                                                Length of                       Occupation(s)           Other
                        Position(s) Held        Time                            During                  Directorships
Name, Address and Age   with Trust              Served(1)                       Last 5 Years            held by Trustee

                                                AFFILIATED TRUSTEES AND FUND OFFICERS

William A. Oates, Jr.   President and           22 years                        Trustee and
50 Congress Street      Trustee                                                 President of
Boston, MA                                                                      Northeast Investors
Age 60                                                                          Growth Fund

Ernest E. Monrad        Trustee                 22 years                        Trustee of the          Century Shares
50 Congress Street                                                              Northeast Investors     Trust
Boston, MA                                                                      Trust                   Century Capital
Age 72                                                                                                  Management Trust
                                                                                                        The New America
                                                                                                        High Income Fund,
                                                                                                        Inc.
                                                                                                        Northeast Investors
                                                                                                        Trust
Gordon C. Barrett       Senior Vice             9 years                         Officer of the
50 Congress Street      President and                                           Northeast Investors
Boston, MA              Treasurer                                               Growth Fund,
Age 46                                                                          Northeast Investors
                                                                                Trust, Northeast
                                                                                Investment
                                                                                Management, Inc.

Robert B. Minturn       Trustee, Clerk,         22 years                        Clerk and Trustee       Northeast Investors
50 Congress Street      and Vice                                                of the Northeast        Trust
Boston, MA              President                                               Investors Trust
Age 63

                                                INDEPENDENT TRUSTEES

John C. Emery           Trustee                 22 years                        Partner, Law Firm
One Post Office Square                                                          of Sullivan &
Boston, MA                                                                      Worcester
Age 72
Michael Baldwin         Trustee                 3 years                         Partner, Baldwin
3 Barnabas Road                                                                 Brothers, Inc.
Marion, MA
Age 62
(1) The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.


Trustees
William A. Oates, Jr.
Ernest E. Monrad
Robert B. Minturn
John C. Emery
Michael Baldwin

Officers
William A. Oates, Jr., President
Gordon C. Barrett, Senior Vice President & Treasurer
Ernest E. Monrad, Assistant Treasurer
Robert B. Minturn, Vice President & Clerk
Bruce H. Monrad, Vice President
Richard J. Semple, Vice President
David A. Randall, Vice President

Investment Advisors
Northeast Management & Research Company, Inc.
50 Congress Street
Boston, Massachusetts 02109

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02205

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky
and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Growth Fund
50 Congress Street
Boston, Massachusetts 02109

Independent Accounts
PricewaterhouseCoopers L.L.P.
160 Federal Street
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

Shares of the Fund are sold to investors at net asset value by

                                Northeast Investors Growth Fund
                                50 Congress Street
                                Boston, Massachusetts 02109
                                800-225-6704 )617-523-3588
                                www.northeastinvestors.com

The share price for Northeast Investors Growth Fund is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including: NE Inv GR, NE Investor.